Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB DISCOVERY GROWTH FUND, INC.
Entity Central Index Key	0000019614
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000028070
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Advisor Class
Trading Symbol	CHCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2500 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Selection within industrials, technology and energy added to gains, while selection within certain areas such as health care and consumer staples had a more muted impact. Sector allocation also contributed positively, with beneficial positioning in segments that experienced relative strength. Some underweights detracted modestly, but were offset by stronger allocations elsewhere. The Fund also benefited from avoiding certain benchmark exposures that underperformed during the period. This selectivity helped reinforce the Fund’s focus on identifying growth-oriented opportunities and contributed to its overall relative strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2500 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$9,328	$10,561	$9,665
07/17	$11,062	$12,256	$11,226
07/18	$14,486	$14,246	$13,716
07/19	$15,899	$15,384	$14,513
07/20	$19,023	$17,223	$16,460
07/21	$26,156	$23,500	$22,847
07/22	$18,911	$22,410	$17,742
07/23	$20,068	$25,327	$19,515
07/24	$22,418	$30,936	$21,842
07/25	$24,317	$35,989	$22,927

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	8.47%	5.03%	9.29%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2500 Growth Index	4.97%	6.85%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,586,046,232
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 15,811,016
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,586,046,232
# of Portfolio Holdings	88
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (Net)	$15,811,016

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	22.2%
Industrials	21.9%
Health Care	18.7%
Consumer Discretionary	16.3%
Financials	9.3%
Consumer Staples	2.8%
Communication Services	2.3%
Utilities	1.5%
Materials	0.9%
Investment Companies	0.8%
Energy	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	-2.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,610,469	3.0%
Credo Technology Group Holding Ltd.	$58,039,354	2.2%
Guidewire Software, Inc.	$53,058,996	2.1%
Wingstop, Inc.	$51,100,137	2.0%
Celsius Holdings, Inc.	$46,035,652	1.8%
Armstrong World Industries, Inc.	$42,597,925	1.6%
BWX Technologies, Inc.	$42,429,795	1.6%
Coherent Corp.	$41,908,586	1.6%
Nutanix, Inc. - Class A	$40,805,734	1.6%
Celestica, Inc.	$40,308,364	1.6%
Total	$492,895,012	19.1%

Material Fund Change [Text Block]
C000028067
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class A
Trading Symbol	CHCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCLX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCLX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2500 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Selection within industrials, technology and energy added to gains, while selection within certain areas such as health care and consumer staples had a more muted impact. Sector allocation also contributed positively, with beneficial positioning in segments that experienced relative strength. Some underweights detracted modestly, but were offset by stronger allocations elsewhere. The Fund also benefited from avoiding certain benchmark exposures that underperformed during the period. This selectivity helped reinforce the Fund’s focus on identifying growth-oriented opportunities and contributed to its overall relative strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 2500 Growth Index
07/15	$9,578	$10,000	$10,000
07/16	$8,918	$10,561	$9,665
07/17	$10,560	$12,256	$11,226
07/18	$13,788	$14,246	$13,716
07/19	$15,103	$15,384	$14,513
07/20	$18,033	$17,223	$16,460
07/21	$24,727	$23,500	$22,847
07/22	$17,849	$22,410	$17,742
07/23	$18,887	$25,327	$19,515
07/24	$21,061	$30,936	$21,842
07/25	$22,792	$35,989	$22,927

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	8.22%	4.79%	9.06%
Class A (with sales charges)	3.58%	3.88%	8.59%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2500 Growth Index	4.97%	6.85%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,586,046,232
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 15,811,016
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,586,046,232
# of Portfolio Holdings	88
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (Net)	$15,811,016

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	22.2%
Industrials	21.9%
Health Care	18.7%
Consumer Discretionary	16.3%
Financials	9.3%
Consumer Staples	2.8%
Communication Services	2.3%
Utilities	1.5%
Materials	0.9%
Investment Companies	0.8%
Energy	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	-2.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,610,469	3.0%
Credo Technology Group Holding Ltd.	$58,039,354	2.2%
Guidewire Software, Inc.	$53,058,996	2.1%
Wingstop, Inc.	$51,100,137	2.0%
Celsius Holdings, Inc.	$46,035,652	1.8%
Armstrong World Industries, Inc.	$42,597,925	1.6%
BWX Technologies, Inc.	$42,429,795	1.6%
Coherent Corp.	$41,908,586	1.6%
Nutanix, Inc. - Class A	$40,805,734	1.6%
Celestica, Inc.	$40,308,364	1.6%
Total	$492,895,012	19.1%

Material Fund Change [Text Block]
C000028069
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class C
Trading Symbol	CHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.68%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2500 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Selection within industrials, technology and energy added to gains, while selection within certain areas such as health care and consumer staples had a more muted impact. Sector allocation also contributed positively, with beneficial positioning in segments that experienced relative strength. Some underweights detracted modestly, but were offset by stronger allocations elsewhere. The Fund also benefited from avoiding certain benchmark exposures that underperformed during the period. This selectivity helped reinforce the Fund’s focus on identifying growth-oriented opportunities and contributed to its overall relative strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 2500 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$9,227	$10,561	$9,665
07/17	$10,842	$12,256	$11,226
07/18	$14,041	$14,246	$13,716
07/19	$15,266	$15,384	$14,513
07/20	$18,080	$17,223	$16,460
07/21	$24,630	$23,500	$22,847
07/22	$17,625	$22,410	$17,742
07/23	$18,536	$25,327	$19,515
07/24	$20,465	$30,936	$21,842
07/25	$22,018	$35,989	$22,927

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	7.59%	4.02%	8.21%
Class C (with sales charges)	6.59%	4.02%	8.21%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2500 Growth Index	4.97%	6.85%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,586,046,232
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 15,811,016
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,586,046,232
# of Portfolio Holdings	88
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (Net)	$15,811,016

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	22.2%
Industrials	21.9%
Health Care	18.7%
Consumer Discretionary	16.3%
Financials	9.3%
Consumer Staples	2.8%
Communication Services	2.3%
Utilities	1.5%
Materials	0.9%
Investment Companies	0.8%
Energy	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	-2.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,610,469	3.0%
Credo Technology Group Holding Ltd.	$58,039,354	2.2%
Guidewire Software, Inc.	$53,058,996	2.1%
Wingstop, Inc.	$51,100,137	2.0%
Celsius Holdings, Inc.	$46,035,652	1.8%
Armstrong World Industries, Inc.	$42,597,925	1.6%
BWX Technologies, Inc.	$42,429,795	1.6%
Coherent Corp.	$41,908,586	1.6%
Nutanix, Inc. - Class A	$40,805,734	1.6%
Celestica, Inc.	$40,308,364	1.6%
Total	$492,895,012	19.1%

Material Fund Change [Text Block]
C000028073
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class I
Trading Symbol	CHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2500 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Selection within industrials, technology and energy added to gains, while selection within certain areas such as health care and consumer staples had a more muted impact. Sector allocation also contributed positively, with beneficial positioning in segments that experienced relative strength. Some underweights detracted modestly, but were offset by stronger allocations elsewhere. The Fund also benefited from avoiding certain benchmark exposures that underperformed during the period. This selectivity helped reinforce the Fund’s focus on identifying growth-oriented opportunities and contributed to its overall relative strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 2500 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$9,341	$10,561	$9,665
07/17	$11,072	$12,256	$11,226
07/18	$14,490	$14,246	$13,716
07/19	$15,902	$15,384	$14,513
07/20	$19,027	$17,223	$16,460
07/21	$26,156	$23,500	$22,847
07/22	$18,913	$22,410	$17,742
07/23	$20,053	$25,327	$19,515
07/24	$22,390	$30,936	$21,842
07/25	$24,266	$35,989	$22,927

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	8.38%	4.99%	9.27%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2500 Growth Index	4.97%	6.85%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,586,046,232
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 15,811,016
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,586,046,232
# of Portfolio Holdings	88
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (Net)	$15,811,016

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	22.2%
Industrials	21.9%
Health Care	18.7%
Consumer Discretionary	16.3%
Financials	9.3%
Consumer Staples	2.8%
Communication Services	2.3%
Utilities	1.5%
Materials	0.9%
Investment Companies	0.8%
Energy	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	-2.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,610,469	3.0%
Credo Technology Group Holding Ltd.	$58,039,354	2.2%
Guidewire Software, Inc.	$53,058,996	2.1%
Wingstop, Inc.	$51,100,137	2.0%
Celsius Holdings, Inc.	$46,035,652	1.8%
Armstrong World Industries, Inc.	$42,597,925	1.6%
BWX Technologies, Inc.	$42,429,795	1.6%
Coherent Corp.	$41,908,586	1.6%
Nutanix, Inc. - Class A	$40,805,734	1.6%
Celestica, Inc.	$40,308,364	1.6%
Total	$492,895,012	19.1%

Material Fund Change [Text Block]
C000144785
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class Z
Trading Symbol	CHCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2500 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Selection within industrials, technology and energy added to gains, while selection within certain areas such as health care and consumer staples had a more muted impact. Sector allocation also contributed positively, with beneficial positioning in segments that experienced relative strength. Some underweights detracted modestly, but were offset by stronger allocations elsewhere. The Fund also benefited from avoiding certain benchmark exposures that underperformed during the period. This selectivity helped reinforce the Fund’s focus on identifying growth-oriented opportunities and contributed to its overall relative strength.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2500 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$9,332	$10,561	$9,665
07/17	$11,082	$12,256	$11,226
07/18	$14,507	$14,246	$13,716
07/19	$15,932	$15,384	$14,513
07/20	$19,081	$17,223	$16,460
07/21	$26,246	$23,500	$22,847
07/22	$18,981	$22,410	$17,742
07/23	$20,155	$25,327	$19,515
07/24	$22,523	$30,936	$21,842
07/25	$24,432	$35,989	$22,927

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	8.48%	5.07%	9.34%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2500 Growth Index	4.97%	6.85%	8.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,586,046,232
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 15,811,016
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,586,046,232
# of Portfolio Holdings	88
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (Net)	$15,811,016

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	22.2%
Industrials	21.9%
Health Care	18.7%
Consumer Discretionary	16.3%
Financials	9.3%
Consumer Staples	2.8%
Communication Services	2.3%
Utilities	1.5%
Materials	0.9%
Investment Companies	0.8%
Energy	0.8%
Short-Term Investments	4.7%
Other assets less liabilities	-2.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,610,469	3.0%
Credo Technology Group Holding Ltd.	$58,039,354	2.2%
Guidewire Software, Inc.	$53,058,996	2.1%
Wingstop, Inc.	$51,100,137	2.0%
Celsius Holdings, Inc.	$46,035,652	1.8%
Armstrong World Industries, Inc.	$42,597,925	1.6%
BWX Technologies, Inc.	$42,429,795	1.6%
Coherent Corp.	$41,908,586	1.6%
Nutanix, Inc. - Class A	$40,805,734	1.6%
Celestica, Inc.	$40,308,364	1.6%
Total	$492,895,012	19.1%

Material Fund Change [Text Block]